FORM N-SAR-U
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:   /  /     (a)
             or fiscal year ending: 12/31/2000 (b)

Is this a transition report? (Y/N): N

Is this an amendment to a previous filing? (Y/N): N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:   Amadeo Trust

   B. File Number:       811-09409

   C. Telephone Number:  (702) 654-1032


2. A. Street: 233 South 4th Street, Suite 305-I1

   B. City: Las Vegas     C. State: NV  D. Zip Code: 89101  Zip Ext.:

      Foreign Country:                   Foreign Postal Code:
                      ------------------                     --------

3. Is this the first filing on this form by Registrant? (Y/N)     N
                                                             ---  --

4. Is this the last filing on this form by Registrant?(Y/N)       N
                                                             ---  --

5. Is Registrant a small business investment company (SBIC)?(Y/N)     N
                                                                 ---  --
   [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)?(Y/N)     Y
                                                    ---  --
   [If answer is "Y" (Yes), complete only items 111 through 132.]

                                                     ------------------------
For period ending 12/31/2000                        |If filing more than one |
File number 811-09409                               |Page 47, "X" box: [ ]   |
                                                     ------------------------
111. A. [/] Depositor Name: Amadeo, Inc.
                            -------------------------------------------
     B. [/] File Number (If any):
                                  --------------------
     C. [/] City: Las Vegas     State: NV    Zip Code: 89101 Zip Ext.:
                 -------------        ----            ------          ----
        [/] Foreign Country:                   Foreign Postal Code:
                            ------------------                     --------
111. A. [/] Depositor Name:
                             -------------------------------------------
     B. [/] File Number (If any):
                                  --------------------
     C. [/] City:               State:       Zip Code:       Zip Ext.:
                 -------------        ----            ------          ----
        [/] Foreign Country:                   Foreign Postal Code:
                            ------------------                     --------
112. A. [/] Sponsor Name:
                         ----------------------------------------------
     B. [/] File Number (If any):
                                 ---------------------
     C. [/] City:               State:       Zip Code:       Zip Ext.:
                 -------------        ----            ------          ----
        [/] Foreign Country:                   Foreign Postal Code:
                            ------------------                     --------
112. A. [/] Sponsor Name:
                         ----------------------------------------------
     B. [/] File Number (If any):
                                 ---------------------
     C. [/] City:               State:       Zip Code:       Zip Ext.:
                 -------------        ----            ------          ----
        [/] Foreign Country:                   Foreign Postal Code:
                            ------------------                     --------

                                                     ------------------------
For period ending 12/31/2000                        |If filing more than one |
File number 811-09409                               |Page 48, "X" box: [ ]   |
                                                     ------------------------
113. A.[/] Trustee Name: Bank of America, N.A.
                        ----------------------------------------------
     B.[/] City: Charlotte     State: NC    Zip Code: 28255 Zip Ext.:
                -------------        ----            ------          ----
       [/] Foreign Country:                   Foreign Postal Code:
                           ------------------                     --------
113. A.[/] Trustee Name:
                        ----------------------------------------------
     B.[/] City:               State:       Zip Code:       Zip Ext.:
                -------------        ----            ------          ----
       [/] Foreign Country:                   Foreign Postal Code:
                            ------------------                     --------
114. A.[/] Principal Underwriter Name:
                                      --------------------------------------
     B.[/] File Number (If any):8-
                                  -------------------
     C.[/] City:               State:       Zip Code:       Zip Ext.:
                -------------        ----            ------          ----
       [/] Foreign Country:                   Foreign Postal Code:
                           ------------------                     --------
114. A.[/] Principal Underwriter Name:
                                      --------------------------------------
     B.[/] File Number (If any):8-
                                  -------------------
     C.[/] City:               State:       Zip Code:       Zip Ext.:
                -------------        ----            ------          ----
       [/] Foreign Country:                   Foreign Postal Code:
                           ------------------                     --------
115. A.[/] Independent Public Accountant Name: PricewaterhouseCoopers, LLP
                                              ----------------------------
     B.[/] City: Charlotte     State: NC    Zip Code: 28202 Zip Ext.:
                -------------        ----            ------          ----
       [/] Foreign Country:                   Foreign Postal Code:
                           ------------------                     --------
115. A.[/] Independent Public Accountant Name:
                                              ---------------------------
     B.[/] City:               State:       Zip Code:       Zip Ext.:
                -------------        ----            ------          ----
       [/] Foreign Country:                   Foreign Postal Code:
                           ------------------                     --------

                                                     ------------------------
For period ending 12/31/2000                        |If filing more than one |
File number 811-09409                               |Page 49, "X" box: [ ]   |
                                                     ------------------------


116. Family of investment companies information:
     A. [/] Is Registrant part of a family of investment companies?(Y/N) N
                                                                        ---
     B. [/] Identify the family in 10 letters:
                                              - - - - - - - - - -
    (NOTE:In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)
117. A. [/] Is Registrant a separate account of an insurance company?(Y/N) N
                                                                          ---
 If answer is "Y", are any of the following types of contracts funded by Registrant?:
     B. [/] Variable annuity contracts? (Y/N)
                                             ------------------------------
     C. [/] Scheduled premium variable life contracts? (Y/N)
                                                            ---------------
     D. [/] Flexible premium variable life contracts?  (Y/N)
                                                            ---------------
     E. [/] Other types of insurance products registered
            under the Securities Act of 1933?(Y/N)
                                                  -------------------------
118. [/] State the number of series existing at the end of the period that had securities registered under the
          Securities Act of 1933?      0
                                      -------------------------
119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period?  0
                                     ------------------------------
120. [/] State the total value of the portfolio securities on the date deposit for the new series included in item 119 ($000's omitted)  $0
                                  ---------------------------------
121. [/] State the number of series for which a current prospectus was in existence at the end of the period  0
                                                  --------------
122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the current period   0
                                  ------------------------------

                                                     ------------------------
For period ending 12/31/2000                        |If filing more than one |
File number 811-09409                               |Page 50, "X" box: [ ]   |
                                                     ------------------------

123. [/] State the total value of the additional units considered in answering item 122 (000's omitted)------------ $0

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         (000's omitted)--------------------------------------------- $0

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)------------------------------ $0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted) --------- $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                               Number of       Total Assets      Total Income
                                Series          ($000's          Distributions
                               Investing         omitted)       ($000's omitted)
                              ---------        ------------     ----------------
A. U.S. Treasury direct issue  _________        $___________      $___________

B. U.S. Government agency__    _________        $___________      $___________

C. State and municipal tax-free_________        $___________      $___________

D. Public utility debt__________________        $___________      $___________

E. Brokers or dealer debt or debt
   of brokers' or dealers' parent_______        $___________      $___________

F. All other corporate intermed. &
   long-term debt__________    _________        $___________      $___________

G. All other corporate short-term
   debt____________________    _________        $___________      $___________

H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers_________________    _________        $___________      $___________

I. Investment company equity
   securities_____________     _________        $__________       $___________


J. All other equity securities_______           $___________      $___________

                        1                         3,604,773          343,249
K. Other securities____________________         $___________      $___________


L. Total assets of all series of
   registrant__________________________         $___________      $___________

                                                     ------------------------
For period ending 12/31/2000                        |If filing more than one |
File number 811-09409                               |Page 51, "X" box: [ ]   |
                                                     ------------------------

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N) ------------------------- N

          [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N) ------------

          [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N) --------

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's) ---------------------- $0

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

    09409
811-______    811-_____         811-_____         811-______         811-_______

811-______    811-_____         811-_____         811-______         811-_______

811-______    811-_____         811-_____         811-______         811-_______

811-______    811-_____         811-_____         811-______         811-_______

811-______    811-_____         811-_____         811-______         811-_______

811-______    811-_____         811-_____         811-______         811-_______

811-______    811-_____         811-_____         811-______         811-_______

811-______    811-_____         811-_____         811-______         811-_______

811-______    811-_____         811-_____         811-______         811-_______

                                  SIGNATURE PAGE

      This report is signed on behalf of the Registrant (or Depositor or Trustee) in the City of Las Vegas and State of Nevada on the 28th day of February, 2001.



                                          Amadeo, Inc. (Depositor)
                             ------------------------------------------------
                                (Name of Registrant, Depositor or Trustee)



By: /s/ Stacey A. Almond             Witness: /s/ Rick M. Wacula
   -------------------------                 ------------------------
       STACEY A. ALMOND                          RICK M. WACULA
       President                                 Assistant Secretary
       Amadeo, Inc.                              Amadeo, Inc.

                                      (Name and title of person signing
                                       of Registrant, Depositor or Trustee)